VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (unaudited)

Par
(000's) Value
FLOATING RATE NOTES: 99.2%
Australia : 11.3%
Australia & New Zealand
Banking Group Ltd. 144A
4.24% (SOFR+0.59%),
12/08/28 (a) $ 6,175 $ 6,195,269
4.27% (SOFR+0.62%),
06/18/28 (a) 8,225 8,256,700
4.29% (SOFR+0.65%),
09/30/27 (a) 2,400 2,407,850
4.33% (SOFR+0.68%),
12/08/30 (a) 12,875 12,928,487
4.34% (SOFR+0.68%),
07/16/27 (a) 6,150 6,171,340
4.50% (SOFR+0.85%),
12/16/29 (a) 21,873 22,120,661
Commonwealth Bank of
Australia 144A
4.27% (SOFR+0.63%),
03/27/29 (a) 22,875 22,965,103
4.29% (SOFR+0.64%),
03/14/28 (a) 8,305 8,340,030
4.42% (SOFR+0.78%),
10/01/30 †(a) 19,300 19,509,278
4.46% (SOFR+0.81%),
03/14/30 †(a) 38,575 38,931,397
4.62% (SOFR+0.97%),
03/14/27 (a) 1,626 1,631,846
Macquarie Bank Ltd. 144A
4.15% (SOFR+0.48%),
02/03/28 (a) 4,400 4,406,139
4.39% (SOFR+0.74%),
06/12/28 (a) 8,165 8,208,363
4.40% (SOFR+0.76%),
03/29/29 (a) 18,675 18,767,464
4.56% (SOFR+0.92%),
07/02/27 (a) 4,180 4,201,086
Macquarie Group Ltd. 144A
4.56% (SOFR+0.92%),
09/23/27 (a) 2,150 2,151,384
National Australia Bank Ltd.
144A
4.15% (SOFR+0.50%),
03/06/28 (a) 2,400 2,403,648
4.18% (SOFR+0.53%),
12/13/28 (a) 4,950 4,956,192
4.19% (SOFR+0.54%),
06/04/29 (a) 18,350 18,389,925
4.27% (SOFR+0.62%),
06/11/27 (a) 4,180 4,191,580
4.27% (SOFR+0.60%),
10/26/27 (a) 3,615 3,625,372
4.30% (SOFR+0.65%),
06/13/28 (a) 6,150 6,176,245
4.34% (SOFR+0.68%),
01/13/31 (a) 19,300 19,375,531
4.45% (SOFR+0.79%),
01/14/30 (a) 19,300 19,462,270
Westpac Banking Corp.
Par
(000’s) Value
Australia (continued)
4.46% (SOFR+0.82%),
07/01/30 (a) $ 18,984 $ 19,153,587
4.47% (SOFR+0.81%),
04/16/29 (a) 18,425 18,565,356
Westpac Banking Corp. 144A
4.07% (SOFR+0.44%),
05/11/28 (a) 4,125 4,128,223
4.15% (SOFR+0.50%),
03/06/28 (a) 2,475 2,479,452
4.35% (SOFR+0.71%),
06/12/31 †(a) 32,200 32,332,459
342,432,237
Canada : 6.0%
Bank of Montreal
4.28% (SOFR+0.62%),
01/13/28 †(a) 2,875 2,881,685
4.39% (SOFR Compound
Index+0.75%), 09/22/28
(a) 4,125 4,132,365
4.41% (SOFR Compound
Index+0.76%), 06/04/27
(a) 2,200 2,207,723
4.53% (SOFR Compound
Index+0.88%), 09/10/27
(a) 2,954 2,955,563
4.53% (SOFR+0.86%),
01/27/29 (a) 2,459 2,468,119
Bank of Nova Scotia
4.40% (SOFR+0.73%),
02/02/30 (a) 7,725 7,719,271
4.41% (SOFR+0.76%),
09/15/28 (a) 4,875 4,883,858
4.43% (SOFR Compound
Index+0.78%), 06/04/27
(a) 1,978 1,984,770
4.52% (SOFR+0.89%),
02/14/29 (a) 3,250 3,263,113
4.65% (SOFR+1.00%),
09/08/28 (a) 4,469 4,487,129
4.75% (SOFR Compound
Index+1.08%), 08/01/29
(a) 7,635 7,714,331
Canadian Imperial Bank of
Commerce
4.31% (SOFR+0.66%),
06/26/28 (a) 2,850 2,850,829
4.38% (SOFR+0.72%),
01/13/28 (a) 1,925 1,927,381
4.45% (SOFR+0.80%),
09/08/28 (a) 5,350 5,362,744
4.47% (SOFR Compound
Index+0.80%), 01/29/30
(a) 10,300 10,301,082
4.58% (SOFR+0.94%),
06/28/27 (a) 2,466 2,478,712
4.58% (SOFR Compound
Index+0.93%), 09/11/27
(a) 2,475 2,476,647

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Canada (continued)
4.67% (SOFR+1.03%),
03/30/29 (a) $ 10,275 $ 10,339,485
National Bank of Canada
4.43% (SOFR+0.77%),
01/20/29 (a) 4,200 4,209,245
Royal Bank of Canada
4.27% (SOFR Compound
Index+0.61%), 07/10/29
(a) 7,650 7,648,679
4.37% (SOFR+0.70%),
11/03/28 (a) 4,100 4,104,982
4.38% (SOFR Compound
Index+0.72%), 10/18/27
(a) 3,250 3,252,442
4.46% (SOFR Compound
Index+0.82%), 03/27/28
(a) 4,950 4,962,855
4.50% (SOFR Compound
Index+0.83%), 01/24/29
(a) 4,922 4,936,301
4.51% (SOFR Compound
Index+0.88%), 08/06/29
(a) 12,875 12,927,091
4.52% (SOFR Compound
Index+0.86%), 10/18/28
(a) 3,700 3,715,745
4.66% (SOFR Compound
Index+1.03%), 02/04/31
(a) 7,723 7,772,831
4.76% (SOFR Compound
Index+1.13%), 05/02/31
(a) 10,335 10,423,531
Toronto-Dominion Bank
4.24% (SOFR+0.58%),
01/13/28 (a) 2,850 2,854,784
4.39% (SOFR+0.73%),
04/05/27 (a) 2,400 2,405,913
4.41% (SOFR+0.75%),
10/13/28 (a) 4,100 4,110,910
4.43% (SOFR+0.76%),
04/23/29 (a) 7,675 7,694,028
4.49% (SOFR+0.82%),
01/31/28 (a) 2,375 2,387,495
4.56% (SOFR+0.91%),
06/02/28 (a) 2,500 2,519,808
4.68% (SOFR+1.03%),
12/17/29 (a) 9,025 9,109,234
Toronto-Dominion Bank/The
4.40% (SOFR+0.73%),
07/27/29 (a) 7,650 7,654,360
183,125,041
Finland : 1.2%
Nordea Bank Abp 144A
4.12% (SOFR+0.48%),
05/22/28 (a) 4,150 4,155,487
4.24% (SOFR+0.60%),
05/21/29 (a) 7,500 7,514,964
4.35% (SOFR+0.70%),
03/17/28 (a) 3,300 3,315,348
Par
(000’s) Value
Finland (continued)
4.38% (SOFR+0.74%),
03/19/27 (a) $ 2,485 $ 2,491,845
4.48% (SOFR+0.83%),
08/28/30 (a) 10,225 10,324,042
4.67% (SOFR+1.02%),
09/10/29 (a) 7,692 7,783,344
35,585,030
France : 3.1%
Banque Federative du Credit
Mutuel SA 144A
4.48% (SOFR Compound
Index+0.82%), 07/09/29
(a) 8,700 8,709,025
4.65% (SOFR+0.99%),
10/16/28 (a) 4,929 4,966,737
4.70% (SOFR Compound
Index+1.07%), 02/16/28
(a) 4,130 4,163,812
4.89% (SOFR Compound
Index+1.23%), 01/22/30
(a) 8,964 9,082,858
BNP Paribas SA 144A
5.06% (SOFR+1.43%),
05/09/29 (a) 10,355 10,460,575
BPCE SA 144A
5.64% (SOFR Compound
Index+1.98%), 10/19/27
(a) 1,600 1,604,807
Credit Agricole SA 144A
4.52% (SOFR+0.87%),
03/11/27 (a) 2,950 2,960,680
4.79% (SOFR+1.13%),
01/09/29 (a) 4,050 4,073,049
4.86% (SOFR+1.21%),
09/11/28 (a) 4,050 4,075,411
Sanofi SA
4.13% (SOFR+0.46%),
11/03/27 (a) 2,425 2,433,161
4.21% (SOFR+0.54%),
11/03/28 (a) 4,075 4,082,520
Societe Generale SA 144A
4.75% (SOFR+1.10%),
04/12/30 (a) 10,300 10,323,608
5.06% (SOFR+1.42%),
05/22/29 (a) 12,775 12,887,831
5.07% (SOFR+1.41%),
04/13/29 (a) 12,775 12,881,287
5.32% (SOFR+1.66%),
01/19/28 (a) 1,725 1,733,504
94,438,865
Japan : 14.0%
Mitsubishi Corp. 144A
4.34% (SOFR+0.70%),
09/09/28 (a) 3,344 3,349,767
Mitsubishi UFJ Financial
Group, Inc.
4.50% (SOFR+0.84%),
07/24/30 (a) 11,550 11,549,964

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Japan (continued)
4.68% (SOFR+1.02%),
01/14/32 (a) $ 9,050 $ 9,081,111
4.73% (SOFR+1.07%),
07/23/32 (a) 12,925 12,946,433
4.78% (SOFR+1.13%),
09/12/31 (a) 25,800 25,979,317
4.85% (SOFR+1.19%),
04/21/32 (a) 12,750 12,861,916
5.14% (SOFR+1.48%),
04/24/31 †(a) 12,875 13,139,426
Mizuho Bank Ltd. 144A
4.46% (SOFR+0.80%),
04/16/29 (a) 12,775 12,844,467
4.71% (SOFR+1.05%),
04/16/31 †(a) 19,300 19,635,045
Mizuho Financial Group, Inc.
4.51% (SOFR+0.85%),
07/13/30 (a) 18,025 18,016,938
4.56% (SOFR+0.93%),
05/12/32 (a) 12,875 12,900,397
4.71% (SOFR+1.08%),
05/13/31 (a) 7,749 7,795,152
4.74% (SOFR+1.08%),
07/13/32 (a) 25,725 25,776,479
4.91% (SOFR+1.25%),
07/08/31 (a) 19,250 19,494,622
Nomura Holdings, Inc.
4.60% (SOFR+0.95%),
06/29/29 (a) 12,925 12,938,690
4.80% (SOFR+1.14%),
07/14/31 (a) 7,750 7,787,965
4.89% (SOFR+1.25%),
07/02/27 (a) 2,525 2,542,287
NTT Finance Corp. 144A
4.48% (SOFR+0.83%),
06/20/29 (a) 12,925 12,928,034
4.68% (SOFR+1.03%),
06/20/31 (a) 19,325 19,319,758
4.74% (SOFR+1.08%),
07/16/28 (a) 4,075 4,105,499
4.97% (SOFR+1.31%),
07/16/30 (a) 12,875 13,117,954
Sumitomo Mitsui Financial
Group, Inc.
4.42% (SOFR+0.76%),
01/15/29 (a) 4,105 4,107,551
4.68% (SOFR+1.02%),
01/15/32 (a) 10,275 10,302,396
4.71% (SOFR+1.05%),
04/15/30 (a) 20,625 20,744,967
4.71% (SOFR+1.05%),
07/07/32 (a) 14,150 14,157,495
4.83% (SOFR+1.17%),
07/09/29 (a) 12,784 12,908,186
4.85% (SOFR+1.19%),
07/08/31 (a) 23,210 23,454,610
Sumitomo Mitsui Trust Bank
Ltd. 144A
Par
(000’s) Value
Japan (continued)
4.36% (SOFR+0.71%),
03/05/29 †(a) $ 6,125 $ 6,141,799
4.40% (SOFR+0.75%),
09/11/28 (a) 6,115 6,141,819
4.54% (SOFR+0.89%),
03/05/31 (a) 19,350 19,564,917
4.63% (SOFR+0.98%),
09/10/27 (a) 3,679 3,704,470
4.64% (SOFR+0.99%),
03/13/30 (a) 25,450 25,785,231
425,124,662
Netherlands : 1.3%
ABN AMRO Bank NV 144A
4.41% (SOFR Compound
Index+0.75%), 07/07/28
(a) 6,135 6,168,384
4.65% (SOFR Compound
Index+1.00%), 12/03/28
(a) 4,100 4,115,005
5.43% (SOFR Compound
Index+1.78%), 09/18/27
(a) 2,474 2,478,283
ING Groep NV
4.65% (SOFR Compound
Index+1.01%), 03/25/29
(a) 19,355 19,457,906
5.21% (SOFR Compound
Index+1.56%), 09/11/27
(a) 2,475 2,477,467
Siemens Funding BV 144A
4.28% (SOFR+0.64%),
05/26/28 (a) 4,200 4,216,484
38,913,529
New Zealand : 1.3%
ASB Bank Ltd. 144A
4.57% (SOFR+0.90%),
10/29/30 (a) 7,850 7,926,638
Bank of New Zealand 144A
4.44% (SOFR+0.79%),
06/10/31 (a) 12,875 12,924,832
Westpac New Zealand Ltd.
144A
4.42% (SOFR+0.75%),
01/30/31 (a) 19,475 19,528,094
40,379,564
Norway : 0.3%
DNB Bank ASA 144A
4.69% (SOFR+1.06%),
11/05/30 (a) 9,075 9,165,224
Underline
Singapore : 1.2%
DBS Group Holdings Ltd.
144A
4.24% (SOFR+0.60%),
03/21/28 (a) 8,150 8,177,914
4.29% (SOFR+0.65%),
03/21/30 (a) 12,927 13,012,480
Pepsico Singapore Financing
I Pte Ltd.

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Singapore (continued)
4.19% (SOFR Compound
Index+0.56%), 02/16/27
(a) $ 1,000 $ 1,001,688
United Overseas Bank Ltd.
144A
4.22% (SOFR Compound
Index+0.58%), 04/02/28
(a) 7,300 7,321,317
4.29% (SOFR Compound
Index+0.65%), 04/02/30
(a) 7,700 7,750,220
37,263,619
South Korea : 3.1%
KEB Hana Bank 144A
4.26% (SOFR+0.60%),
10/21/28 (a) 2,450 2,460,118
Kookmin Bank 144A
4.11% (SOFR+0.48%),
05/07/29 (a) 7,800 7,806,285
Korea Electric Power Corp.
144A
4.25% (SOFR+0.62%),
11/12/28 (a) 5,075 5,085,147
4.28% (SOFR+0.62%),
07/21/29 (a) 10,000 10,005,000
Korea Gas Corp. 144A
4.10% (SOFR+0.45%),
06/23/29 (a) 9,075 9,049,681
4.31% (SOFR+0.65%),
07/10/28 (a) 2,500 2,508,075
Korea National Oil Corp.
144A
4.31% (SOFR+0.67%),
09/29/28 (a) 3,850 3,859,510
4.41% (SOFR+0.77%),
03/31/28 (a) 3,250 3,261,732
4.44% (SOFR+0.80%),
03/30/29 (a) 12,900 12,968,628
4.48% (SOFR+0.83%),
04/03/27 (a) 1,490 1,494,841
4.54% (SOFR+0.90%),
09/30/27 (a) 1,625 1,633,368
LG Energy Solution Ltd. 144A
5.21% (SOFR+1.56%),
04/02/31 (a) 7,700 7,760,134
5.35% (SOFR+1.70%),
04/02/30 (a) 7,725 7,835,668
NongHyup Bank 144A
4.26% (SOFR+0.60%),
01/23/30 (a) 7,650 7,637,170
4.34% (SOFR+0.68%),
01/21/29 (a) 50 50,156
4.46% (SOFR+0.80%),
07/22/27 (a) 1,375 1,379,891
Shinhan Bank Co. Ltd. 144A
4.24% (SOFR+0.58%),
04/10/29 (a) 7,850 7,882,578
Woori Bank 144A
Par
(000’s) Value
South Korea (continued)
4.14% (SOFR+0.48%),
01/27/29 (a) $ 2,575 $ 2,575,270
95,253,252
Spain : 1.0%
Banco Bilbao Vizcaya
Argentaria SA
4.52% (SOFR+0.88%),
03/03/29 (a) 4,225 4,237,374
Banco Santander SA
4.65% (SOFR+0.99%),
04/15/29 (a) 9,767 9,834,907
4.75% (SOFR+1.12%),
11/06/30 (a) 6,500 6,546,077
4.78% (SOFR+1.12%),
07/15/28 (a) 8,300 8,345,871
5.03% (SOFR+1.38%),
03/14/28 (a) 3,100 3,112,233
32,076,462
Sweden : 1.5%
Skandinaviska Enskilda
Banken AB 144A
4.33% (SOFR Compound
Index+0.68%), 03/12/29
(a) 4,125 4,138,025
4.40% (SOFR+0.75%),
06/02/28 (a) 4,140 4,161,010
4.54% (SOFR+0.89%),
03/05/27 (a) 1,750 1,756,685
4.71% (SOFR+1.06%),
09/03/30 (a) 7,575 7,619,079
Svenska Handelsbanken AB
144A
4.21% (SOFR+0.56%),
06/11/29 (a) 11,500 11,514,419
4.31% (SOFR+0.66%),
05/28/27 (a) 1,875 1,881,482
4.38% (SOFR+0.74%),
05/23/28 (a) 4,098 4,118,522
Swedbank AB 144A
4.67% (SOFR+1.03%),
11/20/29 (a) 9,250 9,363,257
44,552,479
Switzerland : 1.3%
UBS Group AG 144A
4.48% (SOFR+0.84%),
12/23/29 (a) 18,075 18,078,272
4.50% (SOFR+0.84%),
04/10/30 (a) 12,675 12,664,423
4.70% (SOFR+1.06%),
09/23/31 (a) 7,675 7,700,014
38,442,709
United Kingdom : 11.3%
ANZ New Zealand Int'l Ltd.
144A
4.27% (SOFR+0.61%),
01/22/29 (a) 4,125 4,126,694
4.41% (SOFR+0.75%),
01/22/31 (a) 12,900 12,938,018
Barclays PLC

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United Kingdom (continued)
4.57% (SOFR+0.93%),
05/24/30 (a) $ 7,695 $ 7,698,068
4.71% (SOFR+1.08%),
11/11/29 (a) 12,875 12,952,181
5.14% (SOFR+1.49%),
03/12/28 (a) 4,125 4,146,608
5.53% (SOFR+1.88%),
09/13/27 (a) 1,500 1,502,416
GlaxoSmithKline Capital PLC
4.15% (SOFR+0.50%),
03/12/27 (a) 3,050 3,055,003
HSBC Holdings PLC
4.67% (SOFR+1.04%),
11/19/28 (a) 4,150 4,170,274
4.67% (SOFR+1.03%),
03/03/29 (a) 7,038 7,075,543
4.82% (SOFR+1.19%),
11/06/31 (a) 12,375 12,469,177
4.86% (SOFR+1.21%),
03/10/32 (a) 32,150 32,371,109
4.92% (SOFR+1.29%),
11/19/30 (a) 12,875 13,016,070
4.93% (SOFR+1.29%),
03/03/31 (a) 19,035 19,257,971
5.20% (SOFR+1.57%),
08/14/27 (a) 3,274 3,275,223
5.20% (SOFR+1.57%),
05/13/31 (a) 32,082 32,820,618
Lloyds Banking Group PLC
4.40% (SOFR Compound
Index+0.77%), 02/10/30
(a) 12,875 12,849,642
4.70% (SOFR Compound
Index+1.06%), 11/26/28
(a) 6,173 6,206,545
4.71% (SOFR Compound
Index+1.06%), 06/13/29
(a) 12,875 12,952,786
4.73% (SOFR+1.10%),
11/04/31 (a) 7,675 7,733,156
5.19% (SOFR Compound
Index+1.56%), 08/07/27
(a) 2,425 2,425,327
5.22% (SOFR Compound
Index+1.58%), 01/05/28
(a) 1,450 1,456,910
Nationwide Building Society
144A
4.65% (SOFR+1.01%),
09/30/30 (a) 7,775 7,812,195
4.73% (SOFR+1.07%),
07/14/29 (a) 7,489 7,532,597
4.92% (SOFR+1.29%),
02/16/28 (a) 1,750 1,756,064
NatWest Group PLC
4.74% (SOFR+1.10%),
05/23/29 (a) 7,425 7,467,356
4.89% (SOFR+1.25%),
03/01/28 (a) 2,470 2,479,906
Par
(000’s) Value
United Kingdom (continued)
4.93% (SOFR+1.30%),
11/15/28 (a) $ 4,100 $ 4,130,803
NatWest Markets PLC 144A
4.43% (SOFR+0.80%),
11/06/28 (a) 5,050 5,060,539
4.53% (SOFR+0.90%),
05/17/27 (a) 2,475 2,485,170
4.57% (SOFR+0.93%),
03/27/29 (a) 8,600 8,640,492
4.60% (SOFR+0.95%),
03/21/28 (a) 4,000 4,026,481
4.77% (SOFR+1.14%),
05/17/29 (a) 9,900 9,983,992
4.83% (SOFR+1.19%),
03/21/30 (a) 9,025 9,118,145
Rio Tinto Finance USA PLC
4.49% (SOFR Compound
Index+0.84%), 03/14/28
(a) 4,210 4,237,511
Santander UK Group
Holdings PLC
4.71% (SOFR Compound
Index+1.07%), 09/22/29
(a) 10,425 10,475,774
Standard Chartered PLC
144A
4.58% (SOFR+0.92%),
01/13/30 (a) 12,325 12,349,843
4.80% (SOFR+1.17%),
05/14/28 †(a) 3,963 3,980,934
4.90% (SOFR+1.24%),
01/21/29 (a) 4,100 4,130,417
5.31% (SOFR+1.68%),
05/13/31 †(a) 18,925 19,417,687
5.66% (SOFR+2.03%),
02/08/28 (a) 3,026 3,048,325
342,633,570
United States : 41.3%
Abbott Laboratories
4.15% (SOFR Compound
Index+0.50%), 03/09/29
(a) 8,275 8,286,754
AbbVie, Inc.
4.13% (SOFR Compound
Index+0.48%), 03/03/28
(a) 3,825 3,830,349
Accenture Capital, Inc.
4.36% (SOFR Compound
Index+0.70%), 07/10/29
(a) 7,850 7,858,364
Alphabet, Inc.
4.15% (SOFR+0.52%),
11/15/28 (a) 4,225 4,247,080
Amazon.com, Inc.
4.09% (SOFR+0.44%),
03/13/28 (a) 14,175 14,191,711
4.24% (SOFR+0.59%),
03/13/29 (a) 24,654 24,726,179

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
4.24% (SOFR Compound
Index+0.58%), 07/09/29
(a) $ 3,000 $ 3,013,018
American Express Co.
4.22% (SOFR+0.59%),
02/09/29 (a) 5,325 5,330,072
4.47% (SOFR+0.81%),
07/20/29 (a) 18,725 18,816,953
4.60% (SOFR+0.93%),
07/26/28 (a) 4,131 4,148,463
4.63% (SOFR Compound
Index+1.00%), 02/16/28
(a) 1,975 1,980,255
4.69% (SOFR+1.02%),
01/30/31 (a) 7,723 7,806,165
4.93% (SOFR+1.26%),
04/25/29 (a) 10,324 10,443,782
American Honda Finance
Corp.
4.28% (SOFR+0.65%),
11/19/27 †(a) 3,378 3,378,256
4.36% (SOFR+0.73%),
08/13/27 (a) 3,000 3,005,938
4.37% (SOFR+0.71%),
07/09/27 (a) 1,500 1,502,461
4.38% (SOFR+0.73%),
03/08/27 (a) 2,400 2,403,359
4.38% (SOFR+0.72%),
10/22/27 (a) 1,450 1,451,174
4.42% (SOFR+0.77%),
03/12/27 (a) 1,500 1,503,524
4.44% (SOFR+0.78%),
01/08/29 (a) 2,500 2,499,646
4.47% (SOFR+0.82%),
03/03/28 (a) 1,965 1,966,947
4.53% (SOFR+0.87%),
07/09/27 (a) 2,950 2,958,297
4.55% (SOFR+0.90%),
09/01/28 (a) 2,450 2,457,113
4.59% (SOFR Compound
Index+0.93%), 04/10/28
(a) 2,480 2,485,347
Amphenol Corp.
4.16% (SOFR+0.53%),
11/15/27 (a) 2,527 2,531,221
Athene Global Funding 144A
4.60% (SOFR Compound
Index+0.95%), 03/06/28
(a) 2,700 2,697,255
4.65% (SOFR Compound
Index+1.00%), 09/18/28
(a) 3,225 3,205,973
4.85% (SOFR Compound
Index+1.21%), 03/25/27
(a) 1,975 1,980,901
Bank of America Corp.
4.50% (SOFR+0.83%),
01/24/29 (a) 6,175 6,194,290
Par
(000’s) Value
United States (continued)
4.50% (SOFR+0.87%),
02/06/32 (a) $ 12,925 $ 12,890,932
4.55% (SOFR+0.88%),
04/23/30 (a) 12,800 12,823,721
4.68% (SOFR+1.05%),
02/04/28 (a) 2,430 2,437,377
4.68% (SOFR+1.01%),
01/24/31 (a) 12,860 12,927,242
4.74% (SOFR+1.11%),
05/09/29 (a) 19,319 19,479,020
5.00% (SOFR+1.35%),
09/15/27 (a) 2,475 2,477,852
Bank of New York Mellon
Corp.
4.29% (SOFR+0.63%),
01/22/30 (a) 7,631 7,633,044
4.33% (SOFR Compound
Index+0.68%), 06/09/28
(a) 4,147 4,156,644
4.49% (SOFR Compound
Index+0.83%), 07/21/28
(a) 2,450 2,458,122
BMW US Capital LLC 144A
4.34% (SOFR+0.71%),
08/11/27 (a) 2,450 2,458,093
4.42% (SOFR Compound
Index+0.78%), 03/19/27
(a) 3,200 3,208,346
4.43% (SOFR+0.79%),
03/17/28 (a) 6,125 6,160,469
4.55% (SOFR Compound
Index+0.92%), 08/13/27
(a) 1,425 1,432,462
4.56% (SOFR Compound
Index+0.92%), 03/21/28
(a) 5,675 5,710,759
Cargill, Inc. 144A
4.24% (SOFR+0.61%),
02/11/28 (a) 1,625 1,628,531
Caterpillar Financial Services
Corp.
4.06% (SOFR+0.40%),
01/10/28 (a) 3,673 3,673,849
4.06% (SOFR+0.43%),
05/15/28 (a) 3,100 3,103,319
4.13% (SOFR+0.49%),
02/23/29 (a) 2,902 2,900,888
4.15% (SOFR+0.52%),
05/14/27 (a) 1,975 1,978,607
4.17% (SOFR+0.52%),
03/03/28 (a) 2,225 2,229,724
4.19% (SOFR+0.53%),
07/07/27 (a) 1,400 1,403,194
4.19% (SOFR+0.56%),
11/15/27 (a) 2,225 2,232,739
4.21% (SOFR+0.58%),
11/14/28 (a) 4,500 4,511,406
4.27% (SOFR+0.64%),
08/15/28 (a) 5,750 5,775,346

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
Charles Schwab Corp.
4.70% (SOFR Compound
Index+1.05%), 03/03/27
†(a) $ 2,517 $ 2,526,533
Chevron USA, Inc.
4.00% (SOFR Compound
Index+0.36%), 02/26/27
(a) 1,150 1,150,548
4.11% (SOFR Compound
Index+0.47%), 02/26/28
(a) 2,460 2,466,103
4.20% (SOFR+0.57%),
08/13/28 (a) 4,950 4,977,713
4.48% (SOFR+0.82%),
10/15/30 (a) 10,325 10,411,322
Citibank NA
4.35% (SOFR+0.71%),
11/19/27 (a) 3,883 3,886,974
4.43% (SOFR+0.78%),
05/29/27 (a) 6,125 6,147,469
4.76% (SOFR+1.12%),
05/29/30 †(a) 12,835 13,008,081
Citigroup, Inc.
4.45% (Term SOFR
USD 3 Month+0.81%),
08/25/36 (a) 13,510 12,497,918
4.52% (SOFR+0.87%),
03/04/29 (a) 6,102 6,116,606
4.77% (SOFR+1.14%),
05/07/28 (a) 5,725 5,749,034
4.82% (SOFR+1.17%),
09/11/31 †(a) 12,890 12,995,158
4.92% (SOFR+1.28%),
02/24/28 (a) 2,475 2,485,660
5.09% (SOFR+1.46%),
05/07/31 (a) 7,728 7,873,237
Consolidated Edison Co. of
New York, Inc.
4.15% (SOFR Compound
Index+0.52%), 11/18/27
(a) 1,875 1,877,661
Constellation Energy
Generation LLC
4.26% (SOFR+0.60%),
01/08/28 (a) 1,600 1,602,241
Cooperatieve Rabobank UA
4.07% (SOFR+0.41%),
01/14/28 (a) 2,400 2,401,225
4.23% (SOFR+0.59%),
05/27/27 (a) 2,390 2,395,812
4.25% (SOFR+0.59%),
10/17/28 (a) 3,935 3,938,437
4.26% (SOFR+0.60%),
01/21/28 (a) 1,497 1,501,668
4.29% (SOFR Compound
Index+0.65%), 04/01/29
(a) 15,325 15,393,036
Par
(000’s) Value
United States (continued)
4.36% (SOFR Compound
Index+0.71%), 03/05/27
(a) $ 2,965 $ 2,972,966
4.36% (SOFR+0.70%),
01/14/31 (a) 10,300 10,341,861
4.55% (SOFR Compound
Index+0.89%), 10/17/29
(a) 12,865 12,982,553
Cooperatieve Rabobank UA/
NY
4.06% (SOFR Compound
Index+0.41%), 06/09/28
(a) 3,725 3,726,685
Corebridge Global Funding
144A
4.41% (SOFR+0.75%),
01/07/28 (a) 1,500 1,498,865
4.51% (SOFR+0.86%),
12/15/28 (a) 2,470 2,465,732
Daimler Truck Finance North
America LLC 144A
4.50% (SOFR+0.84%),
01/13/28 (a) 1,505 1,509,534
4.60% (SOFR+0.96%),
09/25/27 (a) 1,738 1,745,562
Deutsche Bank AG
4.85% (SOFR+1.22%),
11/16/27 (a) 1,450 1,452,919
4.87% (SOFR+1.21%),
01/10/29 (a) 4,100 4,116,102
4.93% (SOFR+1.30%),
08/04/31 (a) 7,675 7,697,200
Eli Lilly & Co.
3.99% (SOFR Compound
Index+0.35%), 05/20/28
(a) 6,150 6,162,996
4.10% (SOFR Compound
Index+0.46%), 05/20/29
(a) 12,925 12,932,935
4.19% (SOFR+0.53%),
10/15/28 (a) 6,150 6,169,252
Equitable America Global
Funding 144A
4.36% (SOFR+0.71%),
09/15/27 (a) 1,500 1,502,245
F&G Global Funding 144A
4.97% (SOFR+1.32%),
09/08/28 (a) 2,625 2,636,128
Fidelity National Information
Services, Inc.
4.86% (SOFR+1.21%),
03/10/29 (a) 12,450 12,494,501
Fifth Third Bank NA
4.48% (SOFR+0.81%),
01/28/28 (a) 1,550 1,551,713
Ford Motor Credit Co. LLC
5.67% (SOFR+2.03%),
03/20/28 (a) 2,925 2,965,931

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
General Motors Financial
Co., Inc.
4.68% (SOFR+1.04%),
02/26/27 (a) $ 1,000 $ 1,002,157
4.71% (SOFR Compound
Index+1.05%), 07/15/27
(a) 1,940 1,944,503
4.83% (SOFR Compound
Index+1.17%), 04/04/28
(a) 2,450 2,461,575
4.95% (SOFR+1.29%),
01/07/30 (a) 7,750 7,828,056
4.98% (SOFR Compound
Index+1.35%), 05/08/27
(a) 1,700 1,708,242
Georgia Power Co.
4.06% (SOFR Compound
Index+0.42%), 11/22/27
(a) 3,000 3,003,553
Glencore Funding LLC 144A
4.72% (SOFR Compound
Index+1.06%), 04/04/27
(a) 1,831 1,838,621
Goldman Sachs Bank USA/
New York NY
4.37% (SOFR Compound
Index+0.72%), 06/03/29
(a) 10,150 10,165,051
Goldman Sachs Group, Inc.
4.37% (SOFR+0.71%),
01/21/29 (a) 6,175 6,180,032
4.47% (SOFR+0.82%),
09/10/27 (a) 1,425 1,425,425
4.58% (SOFR+0.92%),
10/21/27 (a) 1,461 1,462,640
4.58% (SOFR+0.92%),
10/21/29 (a) 12,500 12,537,767
4.62% (SOFR+0.96%),
01/21/32 (a) 12,762 12,754,652
4.66% (SOFR+1.00%),
04/20/30 (a) 12,700 12,751,049
4.74% (SOFR+1.08%),
10/21/31 (a) 12,775 12,851,794
4.75% (SOFR+1.08%),
01/28/31 (a) 9,855 9,896,412
4.76% (SOFR+1.12%),
02/24/28 (a) 2,877 2,885,721
4.96% (SOFR+1.29%),
04/23/28 (a) 4,092 4,114,486
5.50% (SOFR+1.85%),
03/15/28 (a) 2,500 2,519,456
5.85% (Term SOFR
USD 3 Month+2.01%),
10/28/27 (a) 4,779 4,797,617
Hartford Financial Services
Group, Inc. 144A
6.04% (Term SOFR
USD 3 Month+2.39%),
02/12/47 (a) 12,900 12,793,372
Par
(000’s) Value
United States (continued)
HCA, Inc.
4.52% (SOFR+0.87%),
03/01/28 (a) $ 1,625 $ 1,630,300
Hewlett Packard Enterprise
Co.
4.61% (SOFR+0.96%),
09/15/28 (a) 2,481 2,497,211
4.62% (SOFR Compound
Index+0.98%), 03/23/28
(a) 2,475 2,490,248
Honeywell Aerospace, Inc.
144A
4.28% (SOFR Compound
Index+0.63%), 03/16/29
(a) 4,150 4,148,663
HSBC USA, Inc.
4.61% (SOFR+0.96%),
03/04/27 (a) 2,395 2,403,779
4.62% (SOFR+0.97%),
06/03/28 (a) 2,875 2,894,555
Huntington National Bank
4.38% (SOFR+0.72%),
04/12/28 (a) 4,200 4,201,597
Hyundai Capital America
144A
4.55% (SOFR+0.89%),
01/08/29 (a) 3,000 3,000,962
4.58% (SOFR+0.92%),
01/07/28 (a) 1,650 1,654,287
4.63% (SOFR+0.99%),
03/25/27 (a) 3,200 3,209,372
4.67% (SOFR+1.03%),
09/24/27 (a) 2,375 2,387,165
4.68% (SOFR+1.04%),
03/19/27 (a) 1,975 1,980,580
4.68% (SOFR+1.04%),
06/24/27 (a) 3,700 3,716,218
4.72% (SOFR+1.07%),
09/18/28 (a) 2,467 2,478,359
4.73% (SOFR+1.07%),
01/08/31 (a) 7,725 7,755,126
4.76% (SOFR+1.12%),
06/23/27 (a) 1,975 1,985,553
4.95% (SOFR+1.30%),
09/18/30 (a) 7,689 7,790,776
4.99% (SOFR+1.35%),
03/27/30 (a) 11,593 11,744,515
Jackson National Life Global
Funding 144A
4.54% (SOFR+0.89%),
06/09/27 (a) 1,900 1,906,022
4.60% (SOFR+0.95%),
09/12/28 (a) 4,125 4,120,959
John Deere Capital Corp.
4.04% (SOFR+0.40%),
01/07/28 (a) 1,900 1,903,199
4.15% (SOFR+0.50%),
03/06/28 (a) 2,450 2,454,179

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
4.20% (SOFR+0.55%),
03/09/29 (a) $ 2,450 $ 2,454,332
4.23% (SOFR+0.58%),
09/11/28 (a) 2,875 2,881,233
4.25% (SOFR+0.60%),
06/11/27 (a) 1,750 1,754,264
4.26% (SOFR+0.60%),
04/19/27 (a) 1,625 1,628,907
4.34% (SOFR+0.68%),
07/15/27 (a) 1,975 1,982,074
JPMorgan Chase & Co.
4.42% (SOFR+0.77%),
09/22/27 (a) 2,380 2,381,426
4.47% (SOFR+0.80%),
01/24/29 (a) 6,186 6,208,658
4.49% (SOFR+0.82%),
04/23/30 (a) 12,350 12,366,223
4.50% (SOFR+0.84%),
01/22/32 (a) 9,850 9,820,059
4.52% (SOFR+0.86%),
10/22/28 (a) 4,126 4,138,736
4.52% (SOFR+0.85%),
07/23/30 (a) 13,750 13,773,239
4.58% (SOFR+0.92%),
04/22/28 (a) 6,148 6,169,080
4.59% (SOFR+0.93%),
07/22/28 (a) 6,169 6,201,172
4.82% (SOFR+1.18%),
02/24/28 (a) 6,148 6,173,810
4.87% (SOFR+1.20%),
01/23/28 (a) 2,373 2,381,864
4.91% (Term SOFR
USD 3 Month+1.26%),
05/15/47 (a) 8,328 7,572,039
Keurig Dr Pepper, Inc.
4.53% (SOFR Compound
Index+0.88%), 03/15/27
†(a) 1,812 1,816,353
Marsh & McLennan Cos, Inc.
4.33% (SOFR Compound
Index+0.70%), 11/08/27
(a) 1,600 1,605,031
MassMutual Global Funding
II 144A
4.32% (SOFR+0.66%),
01/22/29 (a) 3,275 3,281,743
4.35% (SOFR+0.68%),
08/01/28 (a) 2,425 2,430,824
4.40% (SOFR+0.74%),
04/09/27 (a) 1,720 1,724,894
Mastercard , Inc.
4.04% (SOFR Compound
Index+0.39%), 06/08/28
(a) 4,125 4,129,232
4.09% (SOFR Compound
Index+0.44%), 03/15/28
(a) 2,475 2,478,708
Mercedes-Benz Finance
North America LLC 144A
Par
(000’s) Value
United States (continued)
4.36% (SOFR+0.71%),
03/10/28 (a) $ 1,500 $ 1,501,248
4.42% (SOFR+0.78%),
04/01/27 (a) 3,225 3,234,081
4.48% (SOFR+0.85%),
11/15/27 (a) 2,575 2,586,855
4.57% (SOFR+0.93%),
03/31/28 (a) 3,675 3,691,291
Merck & Co., Inc.
4.01% (SOFR+0.37%),
05/22/28 (a) 4,100 4,101,456
4.11% (SOFR+0.46%),
09/15/27 (a) 2,400 2,401,179
4.22% (SOFR+0.57%),
03/15/29 (a) 4,080 4,093,808
Metropolitan Life Global
Funding I 144A
4.28% (SOFR Compound
Index+0.62%), 04/13/28
(a) 2,850 2,852,679
4.34% (SOFR+0.70%),
08/25/28 (a) 3,250 3,258,695
4.35% (SOFR Compound
Index+0.70%), 06/11/27
(a) 1,750 1,755,593
Morgan Stanley
4.46% (SOFR+0.80%),
01/09/30 (a) 19,305 19,234,534
4.51% (SOFR Compound
Index+0.85%), 07/12/29
(a) 3,250 3,254,918
4.58% (SOFR+0.92%),
10/18/29 (a) 10,235 10,265,452
4.63% (SOFR Compound
Index+0.97%), 04/10/30
(a) 12,880 12,928,602
4.68% (SOFR+1.02%),
04/13/28 (a) 8,200 8,225,281
5.04% (SOFR+1.38%),
04/12/29 (a) 12,475 12,594,421
Morgan Stanley Bank NA
4.35% (SOFR+0.69%),
10/15/27 (a) 5,825 5,828,689
4.51% (SOFR+0.86%),
05/26/28 (a) 6,500 6,510,028
4.56% (SOFR+0.90%),
01/12/29 (a) 10,900 10,938,069
4.60% (SOFR+0.94%),
07/14/28 (a) 8,000 8,030,898
4.61% (SOFR Compound
Index+0.98%), 05/10/30
(a) 12,875 12,948,445
4.74% (SOFR+1.08%),
01/14/28 (a) 3,575 3,584,596
Morgan Stanley Private Bank
NA
4.40% (SOFR+0.77%),
02/08/30 (a) 12,850 12,815,356

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
4.41% (SOFR+0.78%),
11/17/28 (a) $ 5,300 $ 5,318,440
4.43% (SOFR+0.77%),
07/06/28 (a) 9,150 9,167,294
National Rural Utilities
Cooperative Finance Corp.
4.06% (SOFR Compound
Index+0.43%), 08/09/27
(a) 2,900 2,902,211
4.20% (SOFR+0.55%),
12/03/27 (a) 1,500 1,504,196
4.43% (SOFR+0.80%),
02/05/27 (a) 1,085 1,087,719
4.47% (SOFR+0.82%),
09/16/27 (a) 1,500 1,507,547
National Securities Clearing
Corp. 144A
4.08% (SOFR+0.43%),
06/09/28 (a) 3,275 3,278,853
4.21% (SOFR+0.57%),
05/20/27 (a) 1,950 1,954,726
New York Life Global
Funding 144A
4.04% (SOFR+0.41%),
02/05/27 (a) 1,000 1,000,803
4.20% (SOFR+0.55%),
06/11/27 (a) 2,975 2,983,027
4.24% (SOFR+0.57%),
02/02/29 (a) 2,500 2,496,675
4.31% (SOFR+0.67%),
04/02/27 (a) 3,275 3,282,857
4.33% (SOFR+0.66%),
07/25/28 (a) 3,275 3,281,808
4.34% (SOFR+0.68%),
04/20/29 (a) 8,950 8,963,073
4.55% (SOFR+0.88%),
04/25/28 (a) 3,250 3,271,779
NextEra Energy Capital
Holdings, Inc.
4.43% (SOFR Compound
Index+0.80%), 02/04/28
(a) 2,550 2,560,348
Northwestern Mutual Global
Funding 144A
4.30% (SOFR+0.66%),
08/25/28 (a) 2,575 2,578,835
Novartis Capital Corp.
4.15% (SOFR+0.52%),
11/05/28 †(a) 6,550 6,571,791
4.29% (SOFR Compound
Index+0.65%), 03/16/29
†(a) 4,100 4,119,039
Oracle Corp.
4.43% (SOFR+0.76%),
08/03/28 (a) 4,075 4,025,889
4.74% (SOFR Compound
Index+1.11%), 02/04/29
(a) 4,075 4,040,580
Par
(000’s) Value
United States (continued)
Pacific Life Global Funding
II 144A
4.22% (SOFR+0.58%),
12/20/27 (a) $ 1,425 $ 1,427,427
4.27% (SOFR+0.60%),
01/27/28 (a) 1,625 1,626,957
4.41% (SOFR+0.75%),
07/10/28 (a) 3,700 3,713,976
PayPal Holdings, Inc.
4.32% (SOFR+0.67%),
03/06/28 (a) 2,325 2,328,256
Pfizer, Inc.
4.13% (SOFR+0.50%),
11/15/27 (a) 2,625 2,632,353
Philip Morris International,
Inc.
4.33% (SOFR+0.66%),
10/27/28 (a) 2,500 2,505,190
4.50% (SOFR+0.83%),
04/28/28 (a) 3,305 3,326,719
PNC Bank NA
4.39% (SOFR+0.73%),
07/21/28 (a) 2,315 2,319,158
PNC Financial Services
Group, Inc.
4.29% (SOFR+0.62%),
01/26/29 (a) 5,925 5,922,269
PNC Financial Services
Group, Inc./The
4.35% (SOFR Compound
Index+0.68%), 10/26/29
(a) 4,550 4,546,886
Principal Life Global Funding
II 144A
4.44% (SOFR+0.81%),
08/18/28 (a) 2,584 2,590,933
Protective Life Global
Funding 144A
4.50% (SOFR+0.85%),
09/11/28 (a) 4,175 4,185,611
Public Storage Operating Co.
4.36% (SOFR Compound
Index+0.70%), 04/16/27
†(a) 3,525 3,533,323
Sammons Financial Group
Global Funding 144A
4.50% (SOFR+0.85%),
09/02/27 (a) 1,950 1,950,259
Santander Holdings USA, Inc.
5.25% (SOFR+1.61%),
03/20/29 (a) 3,411 3,447,811
Sempra
4.33% (SOFR Compound
Index+0.67%), 01/07/28
(a) 4,950 4,967,032
Shell Finance US, Inc.
4.41% (SOFR+0.78%),
11/06/30 (a) 9,150 9,262,893
State Street Corp.

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
4.30% (SOFR+0.64%),
10/22/27 (a) $ 1,495 $ 1,499,600
4.62% (SOFR+0.95%),
04/24/28 (a) 2,452 2,462,392
Stellantis Financial Services
US Corp. 144A
5.34% (SOFR+1.69%),
09/15/28 (a) 2,575 2,581,366
Toyota Motor Credit Corp.
4.08% (SOFR+0.43%),
06/09/27 (a) 2,625 2,627,433
4.11% (SOFR+0.45%),
01/12/28 (a) 3,550 3,552,341
4.11% (SOFR Compound
Index+0.48%), 05/12/28
(a) 1,300 1,300,974
4.24% (SOFR Compound
Index+0.58%), 07/09/29
(a) 2,250 2,250,800
4.29% (SOFR+0.65%),
03/19/27 (a) 2,150 2,155,278
4.30% (SOFR Compound
Index+0.65%), 03/13/29
(a) 10,975 11,002,545
4.34% (SOFR+0.71%),
05/14/27 (a) 2,483 2,490,490
4.37% (SOFR+0.72%),
09/05/28 (a) 6,000 6,030,645
Truist Bank
4.33% (SOFR+0.66%),
01/27/29 (a) 2,470 2,470,271
4.44% (SOFR+0.77%),
07/24/28 (a) 4,450 4,455,736
UBS AG
4.46% (SOFR+0.81%),
03/16/29 †(a) 4,100 4,113,669
US Bank NA
4.35% (SOFR+0.69%),
10/22/27 (a) 2,450 2,451,872
4.54% (SOFR+0.91%),
05/15/28 (a) 4,050 4,062,426
US Bank NA/Cincinnati OH
4.30% (SOFR+0.66%),
05/20/29 (a) 9,025 9,043,549
Volkswagen Group of
America Finance LLC 144A
4.70% (SOFR+1.06%),
03/25/27 (a) 1,550 1,554,138
Walmart, Inc.
4.07% (SOFR Compound
Index+0.40%), 04/30/29
(a) 9,050 9,058,656
4.10% (SOFR Compound
Index+0.43%), 04/28/27
(a) 3,650 3,655,343
Walt Disney Co.
4.11% (SOFR Compound
Index+0.47%), 03/14/29
(a) 4,213 4,213,535
Par
(000’s) Value
United States (continued)
Wells Fargo & Co.
4.36% (SOFR+0.72%),
05/20/29 (a) $ 12,875 $ 12,886,683
4.41% (SOFR+0.74%),
01/23/30 (a) 12,860 12,824,890
4.45% (SOFR+0.78%),
01/24/28 (a) 3,159 3,165,312
4.53% (SOFR+0.88%),
09/15/29 (a) 19,475 19,541,627
4.73% (SOFR+1.07%),
04/22/28 (a) 8,225 8,257,302
5.04% (SOFR+1.37%),
04/23/29 †(a) 12,910 13,067,106
1,257,147,052
Total Floating Rate Notes
(Cost: $3,007,255,156) 3,016,533,295
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.7%
Money Market Fund: 0.7%
(Cost: $20,963,664)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.65%(b) 20,963,664 20,963,664
Total Investments: 99.9%
(Cost: $3,028,218,820) 3,037,496,959
Other assets less liabilities: 0.1% 4,265,252
NET ASSETS: 100.0% $ 3,041,762,211

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
*   See Schedule of Investments for geographic sectors.
Definitions:
SOFR Secured Overnight Financing Rate
USD United States Dollar
(a) Variable rate security — the rate shown is as of July 31, 2026
(b) The rate shown is the 7-day yield as of July 31, 2026.
† Security fully or partially on loan. Total market value of securities on loan is $39,672,578.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,163,693,587, or 38.3% of net assets.
The summary of inputs used to value the Fund's investments as of July 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Floating Rate Notes
 *
$ — $ 3,016,533,295 $ — $ 3,016,533,295
Money Market Fund 20,963,664 — — 20,963,664
Total Investments $ 20,963,664 $ 3,016,533,295 $ — $ 3,037,496,959